CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenues
Dayrate revenue	$ 265.2	$ 327.6	$ 164.9
Related party revenue	42.3	6.5	0.0
Total operating revenues	307.5	334.1	164.9
Gain from bargain purchase	0.0	0.0	38.1
Gain on disposals	19.0	6.4	18.8
Operating expenses
Rig operating and maintenance expenses	(270.4)	(307.9)	(180.1)
Depreciation of non-current assets	(117.9)	(101.4)	(79.5)
Impairment of non-current assets	(77.1)	(11.4)	0.0
Amortization of acquired contract backlog	0.0	(20.2)	(24.2)
General and administrative expenses	(49.1)	(50.4)	(38.7)
Restructuring costs	0.0	0.0	(30.7)
Total operating expenses	(514.5)	(491.3)	(353.2)
Operating loss	(188.0)	(150.8)	(131.4)
Income/(loss) from equity method investments	9.5	(9.0)	0.0
Financial income (expenses), net
Interest income	0.2	1.5	1.2
Interest expenses, net of amounts capitalized	(87.4)	(70.4)	(13.7)
Other financial expenses, net	(35.7)	(59.2)	(44.5)
Total financial expenses, net	(122.9)	(128.1)	(57.0)
Loss before income taxes	(301.4)	(287.9)	(188.4)
Income tax expense	(16.2)	(11.2)	(2.5)
Net loss	(317.6)	(299.1)	(190.9)
Net loss attributable to non-controlling interests	0.0	(1.5)	(0.4)
Net loss attributable to shareholders of Borr Drilling Limited	$ (317.6)	$ (297.6)	$ (190.5)
Loss per share
Basic loss per share (in dollars per share)	$ (2.11)	$ (2.78)	$ (1.85)
Diluted loss per share (in dollars per share)	$ (2.11)	$ (2.78)	$ (1.85)
Weighted-average shares outstanding (in shares)	150,354,703	107,478,625	102,877,501